Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of reconciliation of tax expense

The provision for income tax differs from the amount that would have resulted by applying the combined Canadian statutory income tax rates of approximately 26.5% (2024 – 26.5% and 2023 – 26.5%):

	December 31, 2025	December 31, 2024	December 31, 2023
Loss before income tax	$51,807,669	$46,220,711	$13,046,362
Canadian Statutory Tax Rate	26.5%	26.5%	26.5%

Expected tax recovery	$(13,729,032)	$(12,248,488)	$(3,457,286)
Share-based compensation	11,190,551	9,469,630	1,246,362
Foreign tax rate deferential	1,810	1,283	935
Change in tax benefit not recognized	2,888,122	2,965,317	2,370,827

Total	$351,451	$187,742	$160,838

Schedule of detailed information about income tax expense

The components of tax expense included in the determination of the loss for the years are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Current tax expense	$—	$—	$—
Deferred tax expense	351,451	187,742	160,838

Total	$351,451	$187,742	$160,838

Schedule of deferred income tax liability

The following table reflects the change in deferred income tax liability as at December 31, 2025, 2024 and 2023:

	December 31, 2025	December 31, 2024	December 31, 2023
Balance, beginning of year	$(1,880,387)	$(2,196,087)	$(1,883,661)
Deferred income tax expense	(351,451)	(187,742)	(160,838)
Foreign currency translation	(241,100)	503,442	(151,588)

Balance, end of year	$(2,472,938)	$(1,880,387)	$(2,196,087)

Schedule of temporary difference, unused tax losses and unused tax credits

The following table summarizes the components of deferred income tax:

	December 31, 2025	December 31, 2024	December 31, 2023
Exploration and evaluation assets	$(3,534,538)	$(2,687,855)	$(3,139,298)
Loss carryforwards	1,061,600	807,468	943,211

Deferred tax liabilities, net	$(2,472,938)	$(1,880,387)	$(2,196,087)

As at December 31, 2025, deferred tax assets for the carry forward of certain unused tax losses and unused tax credits have not been recognized as it is not probable that taxable income will be available against which the unused tax losses and credits can be utilized. Deductible temporary differences for which no deferred tax assets have been recognized are attributable to the following:

Canada	December 31, 2025	December 31, 2024
Non-capital losses	$100,171,000	$100,660,000
Deductible temporary differences	$4,574,448	$2,520,440

Brazil	December 31, 2024	December 31, 2023
Non-capital losses	$—	$—

Schedule of tax losses carried forward expiration

Brazilian tax losses carried forward can only be applied, in any year, in an amount up to 30% of taxable income for that year. Tax losses in Canada can be carried forward to reduce taxable income in future years. The losses are scheduled to expire as follows:

Year of Expiry	Amount
2045	$11,185,000
2044	11,674,000
2043	8,985,000
2042	8,645,000
2041	4,268,000
2040	3,355,000
2039	4,681,000
2038	3,843,000
2037	4,804,000
2036	6,207,000
2035	8,182,000
2034	8,041,000
2033	4,762,000
2032	2,950,000
2031	3,127,000
2030	2,891,000
2029	2,571,000
$100,171,000